UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number  811-21359

            Managed Duration Investment Grade Municipal Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 527-1800

Date of fiscal year end:   July 31

Date of reporting period:   February 1, 2017 to April 30, 2017

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-Q for the fiscal quarter ended April 30, 2017 originally filed with the Securities and Exchange Commission on June 29, 2017 (Accession Number 0001193125-17-217733). The sole purpose of this amendment is to include additional pages that were not included in Item 1 of the N-Q filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-Q filing.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 168.9%

California – 27.9%
Bay Area Toll Authority Revenue Bonds
2.10% due 04/01/36[1]	$2,000,000	$2,005,680
California Health Facilities Financing Authority Revenue Bonds
5.88% due 08/15/31	1,500,000	1,702,725
California Pollution Control Financing Authority Revenue Bonds, AMT
5.00% due 07/01/30[2]	1,000,000	1,085,460
California Statewide Communities Development Authority Revenue Bonds
1.55% due 04/01/36[1]	2,500,000	2,111,450
Desert Community College District General Obligation Unlimited, (AGM)
0.00% due 08/01/46[3]	3,750,000	775,575
Golden State Tobacco Securitization Corp. Revenue Bonds
5.00% due 06/01/28	2,500,000	2,934,400
Hartnell Community College District General Obligation Unlimited
0.00% due 08/01/42[3]	12,640,000	4,171,453
Los Angeles County Public Works Financing Authority Revenue Bonds
4.00% due 08/01/42	1,000,000	1,033,900
Norman Y Mineta San Jose International Airport SJC Revenue Bonds, AMT
5.00% due 03/01/47	605,000	672,972
Northern California Gas Authority No 1 Revenue Bonds
1.49% due 07/01/27[1]	3,760,000	3,510,261
Sacramento County Sanitation Districts Financing Authority Revenue Bonds, (AGC-ICC FGIC)
1.24% due 12/01/35[1]	3,500,000	3,061,450
San Bernardino City Unified School District General Obligation Unlimited, (AGM)
5.00% due 08/01/28	1,000,000	1,162,500
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/38[3]	3,145,000	1,106,254
San Mateo County Community College District General Obligation Unlimited, (NATL)
0.00% due 09/01/29[3]	3,000,000	2,053,170
Total California		27,387,250

New York – 14.1%
Metropolitan Transportation Authority Revenue Bonds
5.00% due 11/15/43	2,000,000	2,233,180
5.25% due 11/15/57	1,600,000	1,824,992
New York State Dormitory Authority Revenue Bonds
5.00% due 07/01/32	1,000,000	1,103,990
New York Transportation Development Corp. Revenue Bonds, AMT
5.00% due 07/01/46	2,000,000	2,135,560
Triborough Bridge & Tunnel Authority Revenue Bonds
0.00% due 11/15/31[3]	2,750,000	1,653,767
Troy Industrial Development Authority Revenue Bonds
5.00% due 09/01/31	1,000,000	1,101,050

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued	April 30, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 168.9% (continued)

New York – 14.1% (continued)
TSASC Inc. Revenue Bonds
5.00% due 06/01/35	$1,430,000	$1,580,093
Westchester Tobacco Asset Securitization Revenue Bonds
5.00% due 06/01/41	2,000,000	2,159,320
Total New York		13,791,952

Massachusetts – 11.7%
Commonwealth of Massachusetts General Obligation Unlimited, (BHAC-CR FGIC)
1.26% due 05/01/37[1]	1,800,000	1,648,098
Massachusetts Bay Transportation Authority Revenue Bonds
0.00% due 07/01/32[3]	4,000,000	2,321,880
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 07/15/40	2,145,000	2,740,988
5.00% due 07/01/37	1,000,000	1,073,640
6.25% due 07/01/30[4]	615,000	682,164
6.25% due 07/01/30	385,000	412,982
Massachusetts Educational Financing Authority Revenue Bonds
5.38% due 07/01/25	665,000	721,984
Massachusetts Educational Financing Authority Revenue Bonds, AMT
4.70% due 07/01/26	905,000	948,105
Massachusetts Housing Finance Agency Revenue Bonds, AMT
5.10% due 12/01/27	950,000	951,719
Total Massachusetts		11,501,560

Texas – 10.8%
Fort Bend County Industrial Development Corp. Revenue Bonds
4.75% due 11/01/42	1,000,000	1,018,870
Matagorda County Navigation District No 1 Revenue Bonds, (AMBAC)
5.13% due 11/01/28	2,515,000	2,985,556
North Texas Tollway Authority Revenue Bonds
5.00% due 01/01/45	2,500,000	2,771,250
5.00% due 01/01/24	500,000	590,705
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
5.00% due 10/01/43	2,000,000	2,169,700
5.00% due 11/15/52	940,000	1,022,203
Total Texas		10,558,284

Pennsylvania – 9.8%
City of Philadelphia PA General Obligation Unlimited, (AGC)
5.38% due 08/01/30	990,000	1,072,269
County of Allegheny General Obligation Unlimited, (AGM)
1.24% due 11/01/26[1]	1,750,000	1,712,042
County of Lehigh Revenue Bonds
4.00% due 07/01/43	1,000,000	969,930

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued	April 30, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 168.9% (continued)

Pennsylvania – 9.8% (continued)
Delaware River Port Authority Revenue Bonds
5.00% due 01/01/27	$1,500,000	$1,647,690
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
5.00% due 05/01/37	1,000,000	1,010,730
Pennsylvania Turnpike Commission Revenue Bonds
5.00% due 12/01/46	2,390,000	2,625,726
State Public School Building Authority Revenue Bonds
5.00% due 04/01/32	500,000	528,240
Total Pennsylvania		9,566,627

Louisiana – 9.2%
City of Shreveport LA Water & Sewer Revenue Bonds, (BAM)
5.00% due 12/01/41	1,000,000	1,096,400
Lafayette Consolidated Government Revenue Bonds, (AGM)
5.00% due 11/01/31	1,000,000	1,127,410
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
6.75% due 11/01/32	3,000,000	3,066,600
Louisiana Public Facilities Authority Revenue Bonds
5.25% due 11/01/30	1,000,000	1,084,890
Louisiana Public Facilities Authority Revenue Bonds, (AGM)
5.00% due 06/01/42	800,000	873,192
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
5.00% due 05/01/43	1,600,000	1,761,456
Total Louisiana		9,009,948

Florida – 8.4%
County of Broward Revenue Bonds, AMT, (AGM)
5.00% due 04/01/38	1,000,000	1,072,260
JEA Water & Sewer System Revenue Bonds
4.00% due 10/01/41	1,000,000	1,000,800
Miami-Dade County Educational Facilities Authority Revenue Bonds
5.00% due 04/01/42	2,000,000	2,192,440
Mid-Bay Bridge Authority Revenue Bonds
5.00% due 10/01/40	625,000	686,094
Seminole Tribe of Florida Inc. Revenue Bonds
5.25% due 10/01/27[2]	1,000,000	1,010,650
Tampa-Hillsborough County Expressway Authority Revenue Bonds
5.00% due 07/01/42	1,000,000	1,114,670
Town of Davie Revenue Bonds
6.00% due 04/01/42	1,000,000	1,162,540
Total Florida		8,239,454

Michigan – 7.9%
Detroit Wayne County Stadium Authority Revenue Bonds, (AGM)
5.00% due 10/01/26	500,000	540,250

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued	April 30, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 168.9% (continued)

Michigan – 7.9% (continued)
Michigan Finance Authority Revenue Bonds
5.00% due 12/01/31	$1,000,000	$1,107,490
5.00% due 11/15/41	1,000,000	1,099,400
5.00% due 07/01/44	1,030,000	1,096,167
5.00% due 11/01/44	1,000,000	1,091,730
Michigan State Building Authority Revenue Bonds
5.00% due 04/15/36	2,500,000	2,831,725
Total Michigan		7,766,762

Arizona – 7.8%
Arizona Health Facilities Authority Revenue Bonds
1.58% due 01/01/37[1]	3,500,000	3,032,925
2.75% due 02/01/48[1]	2,000,000	2,034,460
Glendale Municipal Property Corp. Revenue Bonds
5.00% due 07/01/33	1,250,000	1,411,850
Industrial Development Authority of the City of Phoenix Revenue Bonds
5.25% due 06/01/34	1,000,000	1,131,880
Total Arizona		7,611,115

New Jersey – 6.3%
New Jersey Economic Development Authority Revenue Bonds
2.50% due 03/01/28[1]	3,000,000	2,763,690
5.00% due 07/01/32	500,000	482,955
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/43	1,070,000	1,184,212
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00% due 06/15/42	1,750,000	1,751,470
Total New Jersey		6,182,327

Illinois – 6.0%
Chicago O’Hare International Airport Revenue Bonds
5.50% due 01/01/31	1,750,000	1,957,252
Chicago O’Hare International Airport Revenue Bonds, AMT
5.00% due 01/01/35	750,000	816,577
Metropolitan Pier & Exposition Authority Revenue Bonds
5.00% due 06/15/42	2,000,000	2,010,640
Railsplitter Tobacco Settlement Authority Revenue Bonds
6.00% due 06/01/28	1,000,000	1,141,540
Total Illinois		5,926,009

Alabama – 5.4%
Alabama Economic Settlement Authority Revenue Bonds
4.00% due 09/15/33	3,000,000	3,080,160
Alabama Special Care Facilities Financing Authority Revenue Bonds
5.00% due 06/01/32	2,000,000	2,252,900
Total Alabama		5,333,060

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued	April 30, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 168.9% (continued)

Connecticut – 4.4%
City of Bridgeport General Obligation Unlimited, (AGM)
5.00% due 10/01/25	$2,535,000	$2,950,081
Connecticut State Health & Educational Facility Authority Revenue Bonds
5.00% due 07/01/45	1,250,000	1,380,188
Total Connecticut		4,330,269

Iowa – 3.3%
Iowa Finance Authority Revenue Bonds
5.00% due 08/15/29	1,090,000	1,200,210
Iowa Tobacco Settlement Authority Revenue Bonds
5.60% due 06/01/34	2,000,000	2,003,200
Total Iowa		3,203,410

Vermont – 3.0%
Vermont Student Assistance Corp. Revenue Bonds
4.15% due 12/03/35[1]	2,800,000	2,986,200

District of Columbia – 2.8%
District of Columbia Revenue Bonds
5.00% due 04/01/42	715,000	803,510
District of Columbia Housing Finance Agency Revenue Bonds, (FHA 542(C))
5.10% due 06/01/37	1,945,000	1,970,343
Total District of Columbia		2,773,853

Mississippi – 2.8%
County of Warren Revenue Bonds
6.50% due 09/01/32	1,000,000	1,060,820
State of Mississippi Revenue Bonds
5.00% due 10/15/35	1,500,000	1,656,405
Total Mississippi		2,717,225

Washington – 2.3%
Spokane Public Facilities District Revenue Bonds
5.00% due 12/01/38	1,000,000	1,107,410
Washington Higher Education Facilities Authority Revenue Bonds
5.25% due 04/01/43	1,000,000	1,131,430
Total Washington		2,238,840

Ohio – 2.2%
American Municipal Power Inc. Revenue Bonds
5.00% due 02/15/42	2,000,000	2,168,560

Colorado – 2.2%
City & County of Denver CO Airport System Revenue Bonds
5.00% due 11/15/43	1,000,000	1,110,330

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued	April 30, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 168.9% (continued)

Colorado – 2.2% (continued)
Colorado Health Facilities Authority Revenue Bonds
5.25% due 01/01/45	$1,000,000	$1,036,550
Total Colorado		2,146,880

Kentucky – 2.2%
County of Owen Revenue Bonds
5.63% due 09/01/39	1,000,000	1,063,660
Kentucky Economic Development Finance Authority Revenue Bonds
5.63% due 08/15/27	1,000,000	1,042,290
Total Kentucky		2,105,950

Tennessee – 2.0%
Metropolitan Nashville Airport Authority Revenue Bonds
5.20% due 07/01/26	560,000	581,762
Metropolitan Nashville Airport Authority Revenue Bonds, AMT
5.00% due 07/01/43	1,310,000	1,424,140
Total Tennessee		2,005,902

Delaware – 1.7%
Delaware State Economic Development Authority Revenue Bonds
5.40% due 02/01/31	1,500,000	1,633,230

Nevada – 1.7%
Las Vegas Valley Water District General Obligation Ltd
5.00% due 06/01/31	1,435,000	1,621,995

Arkansas – 1.4%
Arkansas Development Finance Authority Revenue Bonds
2.45% due 09/01/44[1]	1,400,000	1,413,790

Rhode Island – 1.4%
Rhode Island Convention Center Authority Revenue Bonds, (AGC)
5.50% due 05/15/27	1,300,000	1,405,651

Virginia – 1.4%
Washington County Industrial Development Authority Revenue Bonds
7.50% due 07/01/29	1,250,000	1,349,737

Wisconsin – 1.2%
WPPI Energy Revenue Bonds
5.00% due 07/01/37	1,000,000	1,124,870

Alaska – 1.1%
City of Anchorage Electric Revenue Bonds
5.00% due 12/01/41	1,000,000	1,120,250

New Hampshire – 1.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/34	1,000,000	1,111,650

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued	April 30, 2017

	Face Amount	Value
MUNICIPAL BONDS† – 168.9% (continued)

Hawaii – 1.1%
Hawaii Pacific Health Revenue Bonds
5.63% due 07/01/30	$1,000,000	$1,107,880

Oklahoma – 1.1%
Oklahoma Development Finance Authority Revenue Bonds
5.00% due 02/15/34	1,000,000	1,073,690

South Carolina – 1.1%
South Carolina State Public Service Authority Revenue Bonds
5.00% due 12/01/48	1,000,000	1,051,990

Utah – 1.0%
Salt Lake City Corp. Airport Revenue Revenue Bonds, AMT
5.00% due 07/01/47	900,000	1,012,104

West Virginia – 0.6%
West Virginia Economic Development Authority Revenue Bonds, AMT
2.88% due 12/15/26	575,000	550,402

Maryland – 0.5%
Maryland Economic Development Corp. Revenue Bonds
5.75% due 09/01/25	500,000	498,870

Total Municipal Bonds
(Cost 159,912,279)		165,627,546

Total Investments - 168.9%
(Cost $159,912,279)		$165,627,546
Preferred Shares - (70.8)%		(69,450,000)
Other Assets & Liabilities, net - 1.9%		1,859,942
Total Net Assets - 100.0%		$98,037,488

†	Value determined based on Level 2 inputs – See Note 1.

1	Variable rate security. Rate indicated is rate effective at April 30, 2017.

2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,096,110 (cost $2,026,537), or 2.1% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Zero coupon rate security.

4	The bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.

AGC	Insured by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation

AMBAC	Insured by Ambac Assurance Corporation

AMT	Income from this security is a preference item under the Alternative Minimum Tax

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) continued	April 30, 2017

BAM	Insured by Bank of America

BHAC	Insured by Berkshire Hathaway Assurance Corporation

FGIC	Insured by Financial Guaranty Insurance Company

FHA	Guaranteed by Federal Housing Administration

NATL	Insured by National Public Finance Guarantee Corporation

The following table summarizes the inputs used to value the Fund’s net assets as of April 30, 2017 (See Note 1 in the Notes to Portfolio of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Municipal Bonds	$—	$165,627,546	$—	$165,627,546

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuations levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended April 30, 2017, there were no transfers between levels.

See notes to portfolio of investments.

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)	April 30, 2017

For information on the Managed Duration Investment Grade Municipal Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to Cutwater’s valuation committee (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Cutwater Investor Services Corp. (the “Adviser”), pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or

MZF | MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND | 9

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) continued	April 30, 2017

based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended April 30, 2017.

2. Federal Income Taxes

As of April 30, 2017, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$159,912,279	$7,260,894	$(1,545,627)	$5,715,267

10 | MZF | MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Managed Duration Investment Grade Municipal Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President and Chief Executive Officer
(principal executive officer)

Date    7/06/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President and Chief Executive Officer
(principal executive officer)

Date    7/06/2017

By (Signature and Title)*	/s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer
(principal financial officer)

Date    7/06/2017

* Print the name and title of each signing officer under his or her signature.